Transactions with Related Parties (Details Narrative)				1 Months Ended			3 Months Ended			5 Months Ended	12 Months Ended
	Mar. 23, 2026 shares	Dec. 17, 2025 shares	Apr. 29, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Jun. 30, 2024 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 AUD ($) $ / shares	Mar. 31, 2025 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 AUD ($) $ / shares shares	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Purchase of Assets | $
Fair value of shares issued in acquisition | $													1,256,046
Outstanding loans received | $										$ 419,590
Convertible notes | $							$ 15,171,072				$ 89,221,502
Common Class A [Member]
Related Party Transaction [Line Items]
Shares issued		10,506,472
James Manning [Member]
Related Party Transaction [Line Items]
Number of shares issued											70,000	70,000
Fair value of shares issued | $											$ 70,000
Stock Issued During Period, Shares, Purchase of Assets			17,600
Stock Issued During Period, Value, Purchase of Assets | $			$ 390,016
James Manning [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition						49,215
Fair value of shares issued in acquisition | $						$ 1,919,366
James Manning [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued											636,248	636,248
Stock Issued During Period, Shares, Purchase of Assets			159,971
Nicholas Hughes Jones [Member]
Related Party Transaction [Line Items]
Number of shares issued											70,000	70,000
Fair value of shares issued | $											$ 70,000
Nicholas Hughes Jones [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition						27,478
Fair value of shares issued in acquisition | $						$ 1,071,623
Nicholas Hughes Jones [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued											636,248	636,248
Andrew Leece [Member]
Related Party Transaction [Line Items]
Number of shares issued											70,000	70,000
Fair value of shares issued | $											$ 70,000
Andrew Leece [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition						43,401
Fair value of shares issued in acquisition | $						$ 1,692,639
Andrew Leece [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued											636,248	636,248
Andrew Leece [Member] | Common Class A [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition						394,483
Digital Income Fund Pty Ltd [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Purchase of Assets			55,000
Flynt ICS Pty Ltd [Member]
Related Party Transaction [Line Items]
Services expenses paid | $											$ 167,638		$ 92,722.12
Inbocalupo Pty Ltd [Member]
Related Party Transaction [Line Items]
Convertible notes				$ 831,250	$ 1,250,000
Inbocalupo Pty Ltd [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Shares issued	90,893
Manning Capital Holdings Pty Ltd [Member]
Related Party Transaction [Line Items]
Convertible notes				465,500	700,000
Strat Capital Pty Ltd [Member]
Related Party Transaction [Line Items]
Convertible notes				$ 166,250	$ 250,000
Manning Consulting Agreement [Member] | James Manning [Member]
Related Party Transaction [Line Items]
Annual remuneration							$ 211,000	$ 334,500			$ 211,000	$ 334,500
Conversion rate | (per share)							$ 0.63	$ 1.00			$ 0.63	$ 1.00
Manning Consulting Agreement [Member] | James Manning [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage							10.00%	10.00%			10.00%	10.00%
Inbocalupo Consulting Agreement [Member] | Nicholas Hughes Jones [Member]
Related Party Transaction [Line Items]
Annual remuneration							$ 165,846	$ 236,923			$ 84,294	$ 133,800
Conversion rate | (per share)							$ 0.70	$ 1.00			$ 0.63	$ 1.00
Inbocalupo Consulting Agreement [Member] | Nicholas Hughes Jones [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage							10.00%	10.00%			10.00%	10.00%
Broadfoot Consulting Agreement [Member] | Broadfoot Group Pty Ltd [Member]
Related Party Transaction [Line Items]
Annual remuneration							$ 165,846	$ 236,923			$ 70,245	$ 111,500
Conversion rate | (per share)							$ 0.70	$ 1.00			$ 0.63	$ 1.00